Stock Option Plan - Schedule of Activity Under the Plan (Details) - $ / shares			3 Months Ended		12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Schedule of Activity Under the Plan [Line Items]
Options granted, Shares Available for Grant
Options granted, Number of Options
Options granted, Weighted-Average Exercise Price Per Share (in Dollars per share)
Options exercised, Shares Available for Grant
Options exercised, Number of Options
Options exercised, Weighted-Average Exercise Price Per Share (in Dollars per share)
Options expired, Shares Available for Grant			7,000	10,000	10,000
Options expired, Number of Options			(7,000)	(10,000)	(10,000)
Options expired, Weighted-Average Exercise Price Per Share (in Dollars per share)			$ 0.76	$ 0.001	$ 0.001
Options cancelled/forfeited, Shares Available for Grant
Options cancelled/forfeited, Number of Options
Options cancelled/forfeited, Weighted-Average Exercise Price Per Share (in Dollars per share)
Balance, Shares Available for Grant	1,560,091	1,550,091	1,567,091	1,560,091	1,560,091
Balance, Number of Options	2,972,055	2,982,055	2,965,055	2,972,055	2,972,055
Balance, Weighted-Average Exercise Price Per Share (in Dollars per share)	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4
Balance, Weighted-Average Remaining Contractual Term (in years)	3 years	3 years 8 months 12 days	2 years 9 months 25 days	3 years 6 months 10 days	3 years
Exercisable, Number of Options			1,570,034	1,464,429	1,548,910
Exercisable, Weighted-Average Exercise Price Per Share (in Dollars per share)			$ 0.48	$ 0.49	$ 0.49
Exercisable, Weighted-Average Remaining Contractual Term (in years)			4 years 1 month 20 days	4 years 10 months 17 days	4 years 3 months 25 days
Vested and expected to vest, Number of Options			2,965,055	2,972,055	2,972,055
Vested and expected to vest, Weighted-Average Exercise Price Per Share (in Dollars per share)			$ 0.4	$ 0.4	$ 0.4
Vested and expected to vest, Weighted-Average Remaining Contractual Term (in years)			2 years 9 months 25 days	3 years 6 months 10 days	3 years